Employee Benefit Plan, Fair Value and NAV - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Investments
The Plan's investments measured at fair value on a recurring basis within the fair value hierarchy level, as described in Note 2, "Summary of Significant Accounting Policies", were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Shares of registered investment companies	$238,982,904	$—	$—	$238,982,904
Self-directed accounts	51,179,570	—	—	51,179,570
Money market funds	33,848,462	—	—	33,848,462
Wesco Stock Fund	14,278,347	—	—	14,278,347
Total assets in the fair value hierarchy	338,289,283	—	—	338,289,283

Investments measured at NAV per share practical expedient(1)	—	—	—	1,766,044,938
Investments at fair value	$338,289,283	$—	$—	$2,104,334,221

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Shares of registered investment companies	$198,696,818	$—	$—	$198,696,818
Self-directed accounts	35,737,562	—	—	35,737,562
Money market funds	33,756,683	—	—	33,756,683
Wesco Stock Fund	11,417,041	—	—	11,417,041
Total assets in the fair value hierarchy	279,608,104	—	—	279,608,104

Investments measured at NAV per share practical expedient(1)	—	—	—	1,517,340,783
Investments at fair value	$279,608,104	$—	$—	$1,796,948,887
(1)     These investments are comprised of various collective investment trust funds, which are measured at fair value using the NAV per share as a practical expedient, and therefore have not been classified in the fair value hierarchy as of December 31, 2025 and 2024. These funds include the Loomis Sayles Large Cap Growth Trust Class C fund, various Capital Group target date retirement funds, the Spartan 500 Index Pool Class C fund, the Spartan Mid Cap Index Pool Class C fund, the Spartan Small Cap Index Pool Class C fund, and the Spartan Total International Index Pool Class C fund. The fair value of these funds is presented in the table above to permit reconciliation of the fair value hierarchy to the Statements of Net Assets Available for Benefits.

EBP, Investment, Fair Value and NAV	Investments
The Plan's investments measured at fair value on a recurring basis within the fair value hierarchy level, as described in Note 2, "Summary of Significant Accounting Policies", were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Shares of registered investment companies	$238,982,904	$—	$—	$238,982,904
Self-directed accounts	51,179,570	—	—	51,179,570
Money market funds	33,848,462	—	—	33,848,462
Wesco Stock Fund	14,278,347	—	—	14,278,347
Total assets in the fair value hierarchy	338,289,283	—	—	338,289,283

Investments measured at NAV per share practical expedient(1)	—	—	—	1,766,044,938
Investments at fair value	$338,289,283	$—	$—	$2,104,334,221

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Shares of registered investment companies	$198,696,818	$—	$—	$198,696,818
Self-directed accounts	35,737,562	—	—	35,737,562
Money market funds	33,756,683	—	—	33,756,683
Wesco Stock Fund	11,417,041	—	—	11,417,041
Total assets in the fair value hierarchy	279,608,104	—	—	279,608,104

Investments measured at NAV per share practical expedient(1)	—	—	—	1,517,340,783
Investments at fair value	$279,608,104	$—	$—	$1,796,948,887
(1)     These investments are comprised of various collective investment trust funds, which are measured at fair value using the NAV per share as a practical expedient, and therefore have not been classified in the fair value hierarchy as of December 31, 2025 and 2024. These funds include the Loomis Sayles Large Cap Growth Trust Class C fund, various Capital Group target date retirement funds, the Spartan 500 Index Pool Class C fund, the Spartan Mid Cap Index Pool Class C fund, the Spartan Small Cap Index Pool Class C fund, and the Spartan Total International Index Pool Class C fund. The fair value of these funds is presented in the table above to permit reconciliation of the fair value hierarchy to the Statements of Net Assets Available for Benefits.